Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2014	2013	2012

Distributed earnings allocated to common stock	$23,984	$23,100	$20,603
Undistributed earnings allocated to common stock	28,416	24,678	18,034
Net earnings allocated to common shareholders	$52,400	$47,778	$38,637

Average shares outstanding	15,403	15,564	14,714

Effect of dilutive securities:
Warrant outstanding	62	60	—
Employee stock options	23	84	82

Shares for diluted earnings per share	15,488	15,708	14,796

Basic earnings per share	$3.40	$3.07	$2.63
Diluted earnings per share	$3.38	$3.04	$2.61